LAND USE RIGHTS, NET (Tables)	12 Months Ended
Feb. 28, 2022
LAND USE RIGHTS, NET
Schedule Of Land Use Right, net

	As of	As of
	February 28,	February 28,
	2021	2022

Land use rights	$207,657	$207,657
Less: accumulated amortization	(7,149)	(11,749)

Add: foreign exchange difference	16,194	21,800

Land use rights, net	$216,702	$217,708